191 Peachtree Street Suite 3300 Atlanta, GA 30303

September 28, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Post Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 30, 2010 for the FMX Growth Allocation Fund and the FMX Total Return Fund (together, the “FMX Funds”) (the “Amendment”).  The FMX Funds are each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), below please find the Trust’s responses to the oral comments of Mr. Kevin Rupert, Examiner, Division of Investment Management, provided in a telephone conversation on September 7, 2010, regarding the Amendment.  Per Mr. Rupert’s request, his comments and the Trust’s responses to the comments are provided below.  We have also enclosed herewith for filing, on behalf of the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, Post-Effective Amendment No. 23 to the Registration Statement of the Trust for the FMX Funds.

1.           Comment: You requested that each Fund delete “for the Fund” from the headings in the fee table in the Summary Prospectus.

Response:  The Funds have made the change requested.

2.           Comment: You requested that each Fund delete all footnotes to the fee table in the Summary Prospectus except for the footnote regarding the Operating Plan. With respect to the footnote regarding the Operating Plan, you requested that the Funds provide all of the information required by instruction 3(e) to item 3 of Form N-1A. You requested that the information provided in the footnotes be provided elsewhere in the Prospectus and that redemption fee information be added as a parenthetical in the table.  You also requested that the numbers underlined be modified to reflect the standard presentation.

Response: The Funds have made the changes requested.  Below are the revised Fee Tables for each Fund reflecting the changes requested:

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

FMX Growth:
Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed)	None
Exchange Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	26.92%
Acquired Fund Fees and Expenses	0.88%
Total Annual Fund Operating Expenses	28.75%
Fee Waiver and/or Expense Limitation1	26.42%
Net Annual Fund Operating Expenses	2.33%

1.  The Advisor has entered into an Operating Plan with the Fund’s administrator, through October 31, 2011, under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 0.50% of the average daily net assets of each Fund to be paid by each Fund to the administrator under its consolidated fee arrangement.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Funds any amounts paid by the Advisor to the Administrator under the Operating Plan.

FMX Total Return:
Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Redemption Fee (as a % of amount redeemed)	None
Exchange Fee	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	122.28%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	123.05%
Fee Waiver and/or Expense Limitation1	121.78%
Net Annual Fund Operating Expenses	1.27%

1.  The Advisor has entered into an Operating Plan with the Fund’s administrator, through October 31, 2011, under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 0.50% of the average daily net assets of each Fund to be paid by each Fund to the administrator under its consolidated fee arrangement.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.   The Advisor cannot recoup from the Funds any amounts paid by the Advisor to the Administrator under the Operating Plan..

3.           Comment: You requested that each Fund use bullet points instead of numbers in the list in the expense example in the Summary Prospectus.

Response:  The Funds have made the change requested.

4.           Comment: You requested that each Fund move the definition of the “Advisor” from the beginning of the section “Principal Investment Strategies” to the first sentence of the first full paragraph in such section of the Summary Prospectus.

Response:  The Funds have made the change requested.

5.           Comment: You requested that each Fund remove any risk factors provided in the section “Principal Risks of Investing in the Fund” related to investment strategies that will not be principal investment strategies in the current fiscal year or to add the securities referenced in the risk factor to the section “Principal Investment Strategies”.

Response:  The Funds have made the changes requested.

6.           Comment: You requested that each Fund add a statement that loss of money is a principal risk of investing in the fund to the introduction to the section “Principal Risks of Investing in the Fund” in the Summary Prospectus.

Response:  The Funds have made the change requested.

7.           Comment: You requested that each Fund remove the second to last sentence in the section “Principal Risks of Investing in the Fund – Portfolio Turnover Risk” in the Summary Prospectus.

Response:  The Funds have made the change requested.

8.           Comment: You requested that each Fund add “and will cause shareholders to incur expenses of liquidation” to the last sentence in the section “Principal Risks of Investing in the Fund – New Fund Risk” in the Summary Prospectus.

Response:  The Funds have made the change requested.

9.           Comment: You requested that each Fund remove the section “Investment Policies and Risks” in the statutory Prospectus because it repeats what is already in the Summary Prospectus.

Response: The Funds have made the change requested.

10.           Comment: You requested that each Fund change the heading of the section “Other Investment Policies and Risks” to “Other Non-Principal Investment Policies and Risks” in the statutory Prospectus.

Response:  The Funds have made the changes requested.

11.           Comment: You requested that each Fund modify the last sentence of the section “Other Non-Principal Investment Policies and Risks – Changes to Investment Objective and Strategy” to include  a statement that sixty days’ written notice to shareholders is required to make changes to a Fund’s investment objective.

Response:  The Funds have made the change requested.

12.           Comment: You requested that a statement be added to the section “Management and Other Service Providers – Administrator” in the SAI that all service providers other than the Advisor are paid by the Administrator.

Response:  The Funds have made the change requested.

13.           Comment:  You requested that the Funds add the word “borrowings” to the parenthetical in the first sentence of the last paragraph in the section “Investment Limitations” in the SAI.

Response:  The Funds have made the change requested.

In submitting this correspondence, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

Please contact Tanya L. Goins at (404) 736-3641 with any questions or comments regarding this filing.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins

(t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com